Revenue and Receivables - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
RevenueFromContractWithCustomerAndReceivablesLineItems [Line Items]
Revenue, Remaining performance obligation, Amount	$ 221,800,000		$ 73,900,000
Revenue remaining performance obligation due in year 2022			67,100,000
Revenue remaining performance obligation due in year 2023			6,100,000
Revenue remaining performance obligation due in year 2024			500,000,000
Revenue remaining performance obligation due thereafter			200,000,000
Contract with customer, Liability, Revenue recognized	9,600,000	$ 7,200,000	17,200,000	$ 9,300,000
Accounts receivable net, Current	18,626,000		3,723,000	2,526,000
Loss on contracts			1,300,000	4,800,000
Impairments on contract with customer assets	0	0	0	0
Reserve for anticipated losses on contracts	79,000	$ (52,000)	$ (1,322,000)	(4,796,000)
Maximum [Member]
RevenueFromContractWithCustomerAndReceivablesLineItems [Line Items]
Accounts receivable, Consideration due from customers, Due term			1 year
GovernmentCustomers [Member] | UNITED STATES | Government Contract [Member]
RevenueFromContractWithCustomerAndReceivablesLineItems [Line Items]
Accounts receivable net, Current	$ 16,300,000		$ 2,100,000	$ 1,600,000
Time-and-materials Contract [Member]
RevenueFromContractWithCustomerAndReceivablesLineItems [Line Items]
Contract with customer, Billing terms			monthly or semi-monthly basis.
Fixed-price Contract [Member]
RevenueFromContractWithCustomerAndReceivablesLineItems [Line Items]
Contract with customer, Billing terms			monthly
Operations [Member]
RevenueFromContractWithCustomerAndReceivablesLineItems [Line Items]
Revenue, Performance obligation, Description of payment terms			monthly